Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

April 30, 2020

AFCY-QTLY-0620
1.800323.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Aerospace & Defense - 11.7%
Aerospace & Defense - 11.7%
Harris Corp.	41,038	$7,949,061
HEICO Corp. Class A	31,315	2,265,014
Lockheed Martin Corp.	34,294	13,342,424
Northrop Grumman Corp.	38,601	12,764,193
Raytheon Technologies Corp.	37,504	2,430,634
Teledyne Technologies, Inc. (a)	12,868	4,190,722
TransDigm Group, Inc.	15,914	5,778,055
		48,720,103
Air Freight & Logistics - 6.2%
Air Freight & Logistics - 6.2%
Air Transport Services Group, Inc. (a)(b)	87,500	1,771,000
C.H. Robinson Worldwide, Inc.	41,000	2,906,900
XPO Logistics, Inc. (a)	315,938	21,085,702
		25,763,602
Building Products - 1.9%
Building Products - 1.9%
Fortune Brands Home & Security, Inc.	30,800	1,484,560
Trane Technologies PLC	73,435	6,419,688
		7,904,248
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
AECOM (a)	23,200	841,232
Jacobs Engineering Group, Inc.	27,700	2,292,175
		3,133,407
Electrical Equipment - 11.5%
Electrical Components & Equipment - 11.5%
AMETEK, Inc.	295,634	24,794,824
Regal Beloit Corp.	50,100	3,557,601
Rockwell Automation, Inc.	67,700	12,827,796
Vertiv Holdings Co. (a)(b)	569,700	6,033,123
Vertiv Holdings LLC (c)	63,796	675,600
		47,888,944
Industrial Conglomerates - 15.5%
Industrial Conglomerates - 15.5%
3M Co.	16,100	2,445,912
General Electric Co.	1,135,954	7,724,487
Honeywell International, Inc.	131,594	18,673,189
Roper Technologies, Inc.	104,032	35,478,032
		64,321,620
Machinery - 27.5%
Construction Machinery & Heavy Trucks - 1.6%
Oshkosh Corp.	99,400	6,712,482
Industrial Machinery - 25.9%
Colfax Corp. (a)(b)	340,100	8,771,179
Fortive Corp.	397,775	25,457,600
Gardner Denver Holdings, Inc. (a)	379,800	11,044,584
IDEX Corp.	93,134	14,308,176
Illinois Tool Works, Inc.	71,100	11,553,750
ITT, Inc.	57,251	3,018,273
Nordson Corp.	131,900	21,224,029
Otis Worldwide Corp. (a)	69,300	3,528,063
Stanley Black & Decker, Inc.	78,400	8,639,680
		107,545,334

TOTAL MACHINERY		114,257,816

Professional Services - 5.0%
Human Resource & Employment Services - 1.0%
TriNet Group, Inc. (a)	88,325	4,325,275
Research & Consulting Services - 4.0%
Clarivate Analytics PLC (a)	199,395	4,582,097
CoStar Group, Inc. (a)	2,300	1,490,998
Equifax, Inc.	54,141	7,520,185
IHS Markit Ltd. (b)	43,500	2,927,550
		16,520,830

TOTAL PROFESSIONAL SERVICES		20,846,105

Road & Rail - 17.1%
Railroads - 10.7%
CSX Corp.	135,395	8,967,211
Kansas City Southern	29,384	3,836,081
Norfolk Southern Corp.	53,091	9,083,870
Union Pacific Corp.	140,979	22,527,034
		44,414,196
Trucking - 6.4%
Knight-Swift Transportation Holdings, Inc. Class A (b)	282,457	10,501,751
Landstar System, Inc.	23,300	2,407,123
Marten Transport Ltd.	25,445	570,477
Old Dominion Freight Lines, Inc.	30,400	4,416,816
Saia, Inc. (a)	5,900	545,868
Schneider National, Inc. Class B	168,841	3,699,306
TFI International, Inc. (Canada)	77,700	2,154,689
Werner Enterprises, Inc.	63,900	2,563,668
		26,859,698

TOTAL ROAD & RAIL		71,273,894

Software - 0.9%
Application Software - 0.9%
Descartes Systems Group, Inc. (a)	93,200	3,921,856
Trading Companies & Distributors - 2.0%
Trading Companies & Distributors - 2.0%
Fastenal Co.	97,200	3,520,584
HD Supply Holdings, Inc. (a)	111,834	3,319,233
United Rentals, Inc. (a)	12,200	1,567,700
		8,407,517
TOTAL COMMON STOCKS
(Cost $346,139,834)		416,439,112

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.16% (d)	649,232	649,427
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	17,304,041	17,305,772
TOTAL MONEY MARKET FUNDS
(Cost $17,955,199)		17,955,199
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $364,095,033)		434,394,311
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(18,347,528)
NET ASSETS - 100%		$416,046,783

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $675,600 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$637,960

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,137
Fidelity Securities Lending Cash Central Fund	7,171
Total	$30,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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